SUPPLEMENT DATED JANUARY 15, 2010
TO
PROSPECTUSES DATED APRIL 25, 2007
FOR
FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE
ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

At a meeting of the Board of Trustees of Premier VIT held on December 23, 2009, the Board approved the closing and liquidation of the OpCap Managed Portfolio, OpCap Mid Cap Portfolio, and NACM Small Cap Portfolio (the “Portfolios”) on or about April 16, 2010.  Shareholders of the Portfolios are encouraged to find a suitable replacement investment for any assets they have invested in the Portfolios before the closing and liquidation.

If you have made allocations to the Portfolios and do not transfer to a different Subaccount or to the Fixed Account Option prior to April 16, 2010, your Account Value in the Portfolios will automatically be transferred to the Sun Capital Money Market Fund®.  The Subaccounts1 to which you may transfer are:

HIGH YIELD BOND	MID CAP EQUITY
MFS® High Yield Portfolio (Initial Class)	Dreyfus Investment Portfolios MidCap Stock
INFLATION-PROTECTED BOND	Portfolio (Initial Shares)
SCSM BlackRock Inflation Protected Bond	SCSM WMC Blue Chip Mid Cap Fund (Initial Class)
Fund (Initial Class)	The Universal Funds, Inc. Mid Cap Growth
INTERMEDIATE TERM BOND	Portfolio (Class II Shares)
MFS® Government Securities Portfolio (Initial Class)	The Universal Funds, Inc. Mid Cap Value
SCSM PIMCO Total Return Fund (Initial Class)	Portfolio (Class II Shares)
Sun Capital Investment Grade Bond Fund® (Initial Class)	REAL ESTATE EQUITY
INTERNATIONAL/GLOBAL EQUITY	Sun Capital Global Real Estate Fund® (Initial Class)
AIM V.I. International Growth Fund (Series I Shares)	SHORT TERM BOND
Goldman Sachs VIT Strategic International Equity Fund	SCSM Goldman Sachs Short Duration Fund (Initial Class)
MFS® International Growth Portfolio (Initial Class)	SMALL CAP EQUITY
SCSM AllianceBernstein International Value	Goldman Sachs VIT Structured Small Cap Equity Fund
Fund (Initial Class)	MFS® New Discovery Portfolio (Initial Class)
Templeton Growth Securities Fund (Class 2)	SCSM AIM Small Cap Growth Fund (Initial Class)
LARGE CAP EQUITY	SCSM Dreman Small Cap Value Fund (Initial Class)
AIM V.I. Capital Appreciation Fund (Series I Shares)	SCSM Oppenheimer Main Street Small Cap Fund (Initial Class)
Goldman Sachs VIT Growth and Income Fund	SPECIALTY/SECTOR EQUITY
Goldman Sachs VIT Structured U.S. Equity Fund	MFS® Utilities Portfolio (Initial Class)
MFS® Massachusetts Investors Growth Stock	ASSET ALLOCATION
Portfolio (Initial Class)	AllianceBernstein Balanced Wealth Strategy Portfolio (Class B)
MFS® Blended Research Core Equity Portfolio (Initial Class)	BlackRock Global Allocation V.I. Fund (Class III)
MFS® Value Portfolio (Initial Class)	Fidelity VIP Balanced Portfolio (Service Class 2)
SCSM Oppenheimer Large Cap Core Fund (Initial Class)	Franklin Templeton VIP Founding Funds Allocation
SCSM WMC Large Cap Growth Fund (Initial Class)	Fund (Class 2)
MONEY MARKET	MFS® Total Return Portfolio (Initial Class)
Sun Capital Money Market Fund® (Initial Class)	SCSM Ibbotson Balanced Fund (Initial Class)2
SCSM Ibbotson Growth Fund (Initial Class)2
SCSM Ibbotson Moderate Fund (Initial Class)2
The Universal Funds, Inc. Equity & Income
Portfolio (Class II Shares)

1Information about the structure and investment objectives of the underlying Funds is available in the prospectuses for the underlying Funds.
2 These are Fund of Funds investment options and the expenses of these Funds include the Fund-level expenses of the underlying Funds as well.  These investment options may be more expensive than Funds that do not invest in other Funds.

Additional copies of any Fund prospectuses may be obtained by calling 1-800-700-6554 or visiting www.sunlife.com/us.

Effective immediately, transfers of Account Value out of the Portfolios to any other investment option under your Policy will not count against limits, if any, on the number of transfers permitted under your Policy each year.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

SVUL, FVUL 1/2010